Note 10 - Income Taxes - Components of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
State tax credits	$ 0	$ 90
Reserves and accruals	6,846	6,970
Federal, state and foreign net operating loss and credit carryforwards	4,448	4,247
Depreciation	367	384
Amortization	8,829	9,845
Lease accounting	5,402	6,157
Other accruals	5,319	6,054
Total deferred tax assets	31,211	33,747
Valuation allowance	2,057	1,844
Net deferred tax assets	29,154	31,903
Unfunded pension liability	260	260
Depreciation	2,177	2,685
Amortization	36,637	34,903
Lease accounting	5,231	5,960
Other accruals	1,690	581
Total deferred tax liabilities	45,995	44,389
Net deferred tax liabilities	$ (16,841)	$ (12,486)